Cover	Mar. 01, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 01, 2022
Entity File Number	001-33451
Entity Registrant Name	ALBIREO PHARMA, INC.
Entity Central Index Key	0001322505
Entity Tax Identification Number	90-0136863
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	53 State Street
Entity Address, Address Line Two	19th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	857
Local Phone Number	254-5555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ALBO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	10 Post Office Square
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Boston
Entity Address, State or Province	MA